Consolidated Statements of Stockholders Equity - USD ($) $ in Thousands	Total	Polymed	CDE	Common Stock	Common Stock Polymed	Common Stock CDE	Additional Paid-in Capital	Additional Paid-in Capital Polymed	Additional Paid-in Capital CDE	Accumulated Deficit	Accumulated Other Comprehensive Loss	Treasury Stock	Total Athenex, Inc. Stockholders' Equity	Total Athenex, Inc. Stockholders' Equity Polymed	Total Athenex, Inc. Stockholders' Equity CDE	Non-Controlling Interests
Beginning Balance at Dec. 31, 2014	$ 27,835			$ 24			$ 86,064			$ (56,791)	$ 83	$ (1,545)	$ 27,835
Beginning balance, shares at Dec. 31, 2014				23,649,044								(422,328,000)
Issuance/sale of common stock	85,368			$ 13			85,355						85,368
Issuance/sale of common stock, shares				13,050,924
Cost of equity raise	(13)						(13)						(13)
Issuance of common stock in connection with acquisition		$ 11,538	$ 14,861		$ 1	$ 1		$ 11,537	$ 14,860					$ 11,538	$ 14,861
Stock awarded to directors and officers	2,560			$ 1			2,559						2,560
Issuance of common stock in connection with acquisition, shares					1,538,464	1,651,264
Stock awarded to directors and officers, shares				410,668
Stock-based compensation cost	8,932						8,932						8,932
Notes receivable from officers	(6,632)						(6,632)						(6,632)
Vesting of restricted stock	4,035						4,035						4,035
Stock options exercised	$ 61						61						61
Stock options exercised, shares	29,760			29,760
Repurchase of stock options and warrants	$ (79)						(79)						(79)
Non-controlling interests	539															$ 539
Net loss	(50,655)									(50,600)			(50,600)			(55)
Other comprehensive income, net of tax	(306)										(306)		(306)
Ending balance at Dec. 31, 2015	98,044			$ 40			206,679			(107,391)	(223)	$ (1,545)	97,560			484
Ending balance, shares at Dec. 31, 2015				40,330,124								(422,328,000)
Issuance/sale of common stock	8,500			$ 1			8,499						8,500
Issuance/sale of common stock, shares				1,133,332
Issuance of common stock in connection with acquisition	2,843			$ 1			2,842						2,843
Issuance of common stock in connection with acquisition, shares				315,810
Stock-based compensation cost	10,977						10,977						10,977
Vesting of restricted stock	$ 8,534						8,534						8,534
Vesting of restricted stock, shares				50,000
Stock options exercised, shares	13,440
Stock options and warrants exercised	$ 50						50						50
Stock options and warrants exercised, shares				513,440
Repurchase of common stock, at cost	(5,861)											$ (5,861)	(5,861)
Repurchase of common stock, shares												(1,234,592,000)
Non-controlling interests	569															569
Net loss	(87,906)									(87,715)			(87,715)			(191)
Other comprehensive income, net of tax	(1,081)										(1,081)		(1,081)
Ending balance at Dec. 31, 2016	34,669			$ 42			237,581			(195,106)	(1,304)	$ (7,406)	33,807			862
Ending balance, shares at Dec. 31, 2016				42,342,706								(1,656,920,000)
Issuance/sale of common stock	64,194			$ 7			64,187						64,194
Issuance/sale of common stock, shares				6,900,000
Conversion of bonds	98,929			$ 9			98,920						98,929
Conversion of bonds, shares				8,522,728
Stock-based compensation cost	10,090						10,090						10,090
Stock-based compensation cost, shares				400,000
Research and development licensing fee satisfied with stock	6,250			$ 1			6,249						6,250
Research and development licensing fee satisfied with stock, shares				568,182
Vesting of restricted stock	$ 1,620			$ 1			1,619						1,620
Vesting of restricted stock, shares				421,982
Stock options exercised, shares	178,520
Stock options and warrants exercised	$ 1,208						1,208						1,208
Stock options and warrants exercised, shares				512,586
Repurchase of common stock, shares												(16,000,000)
Non-controlling interests	49															49
Net loss	(103,001)									(102,887)			(102,887)			(114)
Other comprehensive income, net of tax	892										892		892
Ending balance at Sep. 30, 2017	$ 114,900			$ 60			$ 419,854			$ (297,993)	$ (412)	$ (7,406)	$ 114,103			$ 797
Ending balance, shares at Sep. 30, 2017				59,668,184								(1,672,920,000)